ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income taxes	$ 982	$ 2,544
Payments related to tax withholding for share-based compensation	$ 5,068	2,389	$ 1,141
Accounting Standards Update 2015-17
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets		(20,100)
Deferred tax liabilities		20,100
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in excess tax benefits (shortfalls) from SBC arrangements, financing activities		1,500	(300)
Increase in excess tax benefits (shortfalls) from SBC arrangements, operating activities		1,500	$ (300)
Retained Earnings (Deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change		(1,351)
Retained Earnings (Deficit) | Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting change		$ (1,400)